DERIVATIVE LIABILITIES (Details Textual) - $ / shares			1 Months Ended
	Jun. 11, 2015	Feb. 11, 2015	Nov. 30, 2015	Feb. 24, 2015	Sep. 30, 2016	Feb. 29, 2016	Dec. 31, 2015	Aug. 19, 2015	Dec. 31, 2014
DERIVATIVE LIABILITY [Line Items]
Sale of Stock, Price Per Share						$ 120.00
Common Stock, Par or Stated Value Per Share					$ 0.00001		$ 0.00001		$ 0.00001
August 2015 Underwritten Offering [Member]
DERIVATIVE LIABILITY [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			20,417
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 90.00
Warrants Expiration Date			Nov. 02, 2018
Common Stock, Par or Stated Value Per Share			$ 0.00001
Series A Preferred Stock [Member]
DERIVATIVE LIABILITY [Line Items]
Sale of Stock, Price Per Share				$ 1,380
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights Lower Range Limit	$ 138			2,400
Series B Preferred Stock [Member]
DERIVATIVE LIABILITY [Line Items]
Sale of Stock, Price Per Share		$ 2,400
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights Lower Range Limit		$ 2,400
Series C Preferred Stock [Member]
DERIVATIVE LIABILITY [Line Items]
Sale of Stock, Price Per Share				2,400
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights Lower Range Limit	$ 1,380			$ 1,380
Class A [Member] | August 2015 Underwritten Offering [Member]
DERIVATIVE LIABILITY [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 120.00
Additional Class Of Warrant Or Right Exercise Price Of Warrants Or Rights								$ 120.00
Class A [Member] | Warrant [Member] | August 2015 Underwritten Offering [Member]
DERIVATIVE LIABILITY [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								21,250
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 120.00
Class B [Member] | August 2015 Underwritten Offering [Member]
DERIVATIVE LIABILITY [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights								118.80
Additional Class Of Warrant Or Right Exercise Price Of Warrants Or Rights								$ 118.80
Class B [Member] | Warrant [Member] | August 2015 Underwritten Offering [Member]
DERIVATIVE LIABILITY [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								20,417
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 118.80
Series A Warrant [Member] | August 2015 Underwritten Offering [Member]
DERIVATIVE LIABILITY [Line Items]
Sale of Stock, Price Per Share								0.5
Class of Warrant or Right, Exercise Price of Warrants or Rights								120.00
Series B Warrant [Member] | August 2015 Underwritten Offering [Member]
DERIVATIVE LIABILITY [Line Items]
Sale of Stock, Price Per Share								$ 0.5
Series C Warrant [Member] | Warrant [Member] | August 2015 Underwritten Offering [Member]
DERIVATIVE LIABILITY [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								21,250
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 1.20
Series D Warrant [Member] | Warrant [Member] | August 2015 Underwritten Offering [Member]
DERIVATIVE LIABILITY [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								41,250
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 1.20